Warrants Liabilities - Schedule of Fair Value Using the Black-Scholes Option Pricing Model (Details)	Sep. 30, 2025	Mar. 31, 2025
Stock price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.9	3.3
Stock price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.9	3.3
Exercise price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	48	48
Exercise price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	2.7	2.7
Expected term (years) [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	1.28	1.79
Expected term (years) [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.83	4.33
Risk-free interest rate [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.74	4.59
Risk-free interest rate [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.74	4.21
Expected volatility [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	59.11	51.84
Expected volatility [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	54.31	51.48